Share capital and share base payments - Change in Number of Other Equity Instruments Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	1,607,345	1,049,466	331,910
Granted during the period	1,556,511	1,074,726	777,153
Forfeited during the period	(268,587)	(39,783)	(37,542)
Exercised during the period	(143,071)	(477,064)	(22,055)
Expired during the period	0	0	0
Balance at end of period	2,752,198	1,607,345	1,049,466
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	309,500	334,500	384,500
Granted during the period	0	0	0
Forfeited during the period	0	0	0
Exercised during the period	(25,000)	(25,000)	(50,000)
Expired during the period	0	0	0
Balance at end of period	284,500	309,500	334,500
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period	1,362,322	1,363,072	1,363,072
Granted during the period	0	0	0
Forfeited during the period	0	0	0
Exercised during the period	(1,500)	(750)	0
Expired during the period	0	0	0
Balance at end of period	1,360,822	1,362,322	1,363,072